Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and VIEs

Subsidiaries and VIEs include the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Scienjoy Inc.	February 23, 2017	Cayman Islands	100%	Holding Company
Scienjoy Pte. Ltd. (“Scienjoy SG”)	July 25, 2023	Singapore	100%	Holding Company
Scienjoy International Limited (“Scienjoy HK”)	May 18, 2017	Hong Kong	100%	Holding Company
Scienjoy BeeLive Limited (“SIL”)	December 18, 2017	Hong Kong	100%	Live streaming platform
Golden Shield Enterprises Limited (“Golden Shield”)	September 28, 2021	British Virgin Islands	100%	Holding Company
Scienjoy Verse Tech Ltd. (“Scienjoy Verse”) (a 51% owned subsidiary of Scienjoy SG)	September 18, 2023	Dubai	51%	Holding Company
Scienjoy Meta Technology LLC (“Scienjoy Meta”) (a wholly owned subsidiary of Scienjoy Verse)	October 3, 2023	Dubai	51%	Metaverse business
Scenovo Pte. Ltd. (“Scenovo SG”) (a 51% owned subsidiary of Scienjoy SG)	April 11, 2024	Singapore	51%	Holding Company
SJ Verse Global Media LLC (“SJ Verse”) (a 90% owned subsidiary of Scenovo SG)	May 20, 2020	Dubai	45.9%	Multi-channel network business
Techjoy Pte. Ltd. (“Techjoy SG”) (a 70% owned subsidiary of Scenovo SG)	May 31, 2024	Singapore	35.7%	Multi-channel network business
Fashionfly Limited (a wholly owned subsidiary of Scenovo SG)	April 14, 2025	Hong Kong	51%	Multi-channel network business
Star Home Global Media FZ-LLC (a 70% owned subsidiary of Scenovo SG)	December 05, 2024	Dubai	35.7%	Multi-channel network business
SH Entertainment Co., Ltd. (“SH Entertainment”) (a 70% owned subsidiary of Scenovo SG)	April 18, 2024	South Korea	35.7%	Multi-channel
Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) (a wholly owned subsidiary of Scienjoy HK)	October 17, 2017	The PRC	100%	Holding Company
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) (a wholly owned subsidiary of WXBJ)	July 5, 2018	The PRC	100%	Holding Company
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Sixiang Yingyue (Shanghai) Technology Co., Ltd. (“SXYY”) (a wholly owned subsidiary of WXBJ)	June 30, 2022	The PRC	100%	Information technology
Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) (a wholly owned subsidiary of ZH) (1)	May 9, 2017	The PRC	100%	Live streaming platform
Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) (a wholly owned subsidiary of ZH) (2)	March 2, 2016	The PRC	100%	Live streaming platform
Kashgar Sixiang Lehong Information Technology Co., Ltd. (“Kashgar Lehong”) (a wholly owned subsidiary of ZH)	July 23, 2020	The PRC	100%	Information technology
Holgus Sixiang Haohan Internet Technology Co., Ltd. (“Holgus H”) (a wholly owned subsidiary of ZH)	December 11, 2020	The PRC	100%	Information technology
Sixiang ZhiHui (Hainan) Technology Co., Ltd. (“ZHHN”) (a wholly owned subsidiary of ZH)	December 23, 2020	The PRC	100%	Live streaming platform
Sixiang Wuxian (Zhejiang) Culture Technology Co., Ltd. (“WXZJ”) (a wholly owned subsidiary of Scienjoy HK)	April 28, 2022	The PRC	100%	Information technology
Sixiang Zhihui (Zhejiang) Culture Technology Co., Ltd. (“ZHZJ”) (a wholly owned subsidiary of WXZJ)	January 4, 2022	The PRC	100%	Information technology
VIEs
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) (Controlled through contractual agreements by WXBJ)	January 22, 2019	The PRC	100%	Holding Company
Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) (a wholly owned subsidiary of QY)	October 28, 2011	The PRC	100%	Live streaming platform
Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) (a wholly owned subsidiary of QY)	April 18, 2016	The PRC	100%	Live streaming platform
Beijing Le Hai Technology Co., Ltd. (“LH”) (a wholly owned subsidiary of QY)	June 16, 2015	The PRC	100%	Live streaming platform
Sixiang Mifeng (Tianjin) Technology Co., Ltd. (“MF”) (a wholly owned subsidiary of QY)	August 8, 2016	The PRC	100%	Live streaming platform
Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of MF)	September 22, 2016	The PRC	100%	Live streaming platform
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of direct/indirect ownership	Principal activities
Zhihui QiYuan (Hainan) Investment Co., Ltd. (“QYHN”) (an 80% owned subsidiary of QY and a 20% owned subsidiary of MF)	March 2, 2021	The PRC	100%	Live streaming platform
Beijing Weiliantong Technology Co., Ltd. (“WLT”) (a wholly owned subsidiary of QY)	July 28, 2015	The PRC	100%	Live streaming platform
Chuangda Zhihui (Beijing) Technology Co., Ltd. (“CDZH”) (a wholly owned subsidiary of SG)	November 30, 2015	The PRC	100%	Live streaming platform
Beijing Huayi Dongchen Technology Co., Ltd. (“HYDC”) (a wholly owned subsidiary of CDZH)	February 6, 2015	The PRC	100%	Live streaming platform
Hongcheng Huiying (Zhejiang)Technology Industry Development Co., Ltd. (“HCHY”) (a 51% owned subsidiary of QYHN)	February 15, 2022	The PRC	51%	Live streaming platform
Hangzhou Sixiang Fengjing Culture Technology Co., Ltd. (“SXFJ”) (a 51% owned subsidiary of QYHN)	May 30, 2024	The PRC	51%	Holding Company
Sixiang Qiyuan (Hangzhou) Culture Technology Co., Ltd. (“QYHZ”) (Controlled through contractual agreements by WXZJ)	March 30, 2022	The PRC	100%	Holding Company
Xiuli (Zhejiang) Culture Technology Co., Ltd. (“XLZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Leku (Zhejiang) Culture Technology Co., Ltd. (“LKZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Haifan (Zhejiang) Culture Technology Co., Ltd. (“HFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Xiangfeng (Zhejiang) Culture Technology Co., Ltd. (“XFZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform
Hongren (Zhejiang) Culture Technology Co., Ltd. (“HRZJ”) (a wholly owned subsidiary of QYHZ)	April 7, 2022	The PRC	100%	Live streaming platform

(1)	Holgus X was deregistered on June 12, 2026.
(2)	Kashgar Times was deregistered on March 17, 2026.